Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MID CAP DIVIDEND SERIES, INC.
Prospectus Date	rr_ProspectusDate	May 29, 2020
Document Creation Date	dei_DocumentCreationDate	May 28, 2020